Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Other Current Liabilities - Schedule of Other Current Liabilities

Other current liabilities consisted of the following:

	As at December 31,	As at December 31,
USD'000	2023	2022
Other tax payable	13	28
Customer contract liability, current	125	84
Other current liabilities	—	36
Total other current liabilities	138	148